Short-term Borrowings and Long-term Loan - Short-Term Loans Outstanding (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Short-term Borrowings and Long-term Loan
Property plant and equipment, Land use right	$ 9,962	¥ 65,000	¥ 65,000	¥ 64,950
Guarantee company	0	0	0	0
Loans outstanding	$ 9,962	¥ 65,000	¥ 65,000	¥ 64,950